General and Administrative Expenses	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 11 - General and Administrative Expenses

General and administrative expenses consist of sales related cost, which include postage and delivery, as well as the costs of professional services, office supplies and other administrative expenses. We expect our general and administrative expense to increase in absolute dollars due to the anticipated growth of our business and related infrastructure as well as accounting, insurance, investor relations and other costs related to being a public company. The Company recorded $152,687 and $46,048 general and administrative expenses for the six month period ended June 30, 2015 and 2014, respectively.